June 9, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Actively Managed Exchange-Traded Fund Trust

1933 Act Registration No. 333-147622

1940 Act Registration No. 811-22148

CIK No. 0001418144

Ladies and Gentlemen:

On behalf of PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), attached herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated February 29, 2016, as revised June 3, 2016, filed pursuant to Rule 497(e) under the 1933 Act on June 3, 2016 for PowerShares Multi-Strategy Alternative Portfolio.

Please direct any comments or questions to the undersigned, or contact me at (630) 868-7179.

Very truly yours,

PowerShares Actively Managed Exchange-Traded Fund Trust

/s/ Anna Paglia

Anna Paglia

Head of Legal

Invesco PowerShares Capital Management LLC